Equity Method Investments (Summary of Equity Method Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 1,313,887	¥ 1,062,410
Investment in corporate entities [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	1,002,560	838,787
Investment in real estate joint ventures [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	124,537	110,388
Investment in partnerships and other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 186,790	¥ 113,235